Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Apr. 26, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

(Trust)

Schwab® U.S. TIPS ETF

Schwab® Short-Term U.S. Treasury ETF

Schwab® Intermediate-Term U.S. Treasury ETF

Schwab® U.S. Aggregate Bond ETF

(each, a fund and collectively, the funds)

Supplement dated February 28, 2020 to each fund’s currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

At a meeting held on September 24, 2019, the Board of Trustees of the Trust approved changes to the funds’ investment objectives, which are non-fundamental. These changes, which are summarized below, will be effective on or about April 28, 2020. Please note that no shareholder action is required and these changes will not affect the management of each fund’s portfolio.

1.	Schwab U.S. TIPS ETF

a.     Summary Prospectus and Statutory Prospectus — Under the fund’s “Investment Objective” section: The paragraph is deleted and replaced in its entirety with the following:

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities.

2.	Schwab Short-Term U.S. Treasury ETF

a.     Summary Prospectus and Statutory Prospectus — Under the fund’s “Investment Objective” section: The paragraph is deleted and replaced in its entirety with the following:

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. Treasury bond market.

3.	Schwab Intermediate-Term U.S. Treasury ETF

a.     Summary Prospectus and Statutory Prospectus — Under the fund’s “Investment Objective” section: The paragraph is deleted and replaced in its entirety with the following:

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. Treasury bond market.

4.	Schwab U.S. Aggregate Bond ETF

a.     Summary Prospectus and Statutory Prospectus — Under the fund’s “Investment Objective” section: The paragraph is deleted and replaced in its entirety with the following:

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market.

Schwab U.S. TIPS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

(Trust)

Schwab® U.S. TIPS ETF

(each, a fund and collectively, the funds)

Supplement dated February 28, 2020 to each fund’s currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

At a meeting held on September 24, 2019, the Board of Trustees of the Trust approved changes to the funds’ investment objectives, which are non-fundamental. These changes, which are summarized below, will be effective on or about April 28, 2020. Please note that no shareholder action is required and these changes will not affect the management of each fund’s portfolio.

1.	Schwab U.S. TIPS ETF

a.     Summary Prospectus and Statutory Prospectus — Under the fund’s “Investment Objective” section: The paragraph is deleted and replaced in its entirety with the following:

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities.
Schwab Short-Term U.S. Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

(Trust)

Schwab® Short-Term U.S. Treasury ETF

(each, a fund and collectively, the funds)

Supplement dated February 28, 2020 to each fund’s currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

At a meeting held on September 24, 2019, the Board of Trustees of the Trust approved changes to the funds’ investment objectives, which are non-fundamental. These changes, which are summarized below, will be effective on or about April 28, 2020. Please note that no shareholder action is required and these changes will not affect the management of each fund’s portfolio.

2.	Schwab Short-Term U.S. Treasury ETF

a.     Summary Prospectus and Statutory Prospectus — Under the fund’s “Investment Objective” section: The paragraph is deleted and replaced in its entirety with the following:

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. Treasury bond market.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. Treasury bond market.
Schwab Intermediate-Term U.S. Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

(Trust)

Schwab® Intermediate-Term U.S. Treasury ETF

(each, a fund and collectively, the funds)

Supplement dated February 28, 2020 to each fund’s currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

At a meeting held on September 24, 2019, the Board of Trustees of the Trust approved changes to the funds’ investment objectives, which are non-fundamental. These changes, which are summarized below, will be effective on or about April 28, 2020. Please note that no shareholder action is required and these changes will not affect the management of each fund’s portfolio.

3.	Schwab Intermediate-Term U.S. Treasury ETF

a.     Summary Prospectus and Statutory Prospectus — Under the fund’s “Investment Objective” section: The paragraph is deleted and replaced in its entirety with the following:

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. Treasury bond market.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. Treasury bond market.
Schwab U.S. Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

(Trust)

Schwab® U.S. Aggregate Bond ETF

(each, a fund and collectively, the funds)

Supplement dated February 28, 2020 to each fund’s currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

At a meeting held on September 24, 2019, the Board of Trustees of the Trust approved changes to the funds’ investment objectives, which are non-fundamental. These changes, which are summarized below, will be effective on or about April 28, 2020. Please note that no shareholder action is required and these changes will not affect the management of each fund’s portfolio.

4.	Schwab U.S. Aggregate Bond ETF

a.     Summary Prospectus and Statutory Prospectus — Under the fund’s “Investment Objective” section: The paragraph is deleted and replaced in its entirety with the following:

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market.